Financial instruments (Details 2) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial liabilities	$ (889,594)	$ (877,642)
Cash and Cash Equivalents [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial assets	330,781,206	14,376,523
Brazil, Brazil Real
Foreign Currency Fair Value Hedge Derivative [Line Items]
Net exposure	2,069,086	(376,103)
Brazil, Brazil Real | Accounts Payable and Accrued Liabilities [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial liabilities	(360,177)	(705,725)
Brazil, Brazil Real | Cash and Cash Equivalents [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial assets	2,429,263	329,621
United States of America, Dollars
Foreign Currency Fair Value Hedge Derivative [Line Items]
Net exposure	327,822,526	13,874,985
United States of America, Dollars | Accounts Payable and Accrued Liabilities [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial liabilities	(529,417)	(171,917)
United States of America, Dollars | Cash and Cash Equivalents [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial assets	$ 328,351,943	$ 14,046,902